Note 11 - Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Computer equipment	Furniture and fixtures	Premise assets	Office equipment	Leasehold improve- ments	Right- of-use assets 1	Total
Cost:
Opening balance - April 1, 2019	$29,976	$6,701	$18,726	$16,265	$4,796	$-	$76,464
Additions	503	79	283	94	1,200	18,525	20,684
Assets held for sale	(1,365)	(276)	-	(185)	(175)	-	(2,001)
Disposals/impairment	(1,693)	-	(275)	-	(1,222)	(1,657)	(4,847)
Exchange differences	538	181	291	243	76	6	1,335
Ending balance, March 31, 2020	27,959	6,685	19,025	16,417	4,675	16,874	91,635

Accumulated depreciation:
Opening balance - April 1, 2019	(16,955)	(5,107)	(13,790)	(11,464)	(3,286)	-	(50,602)
Depreciation charge for the year	(2,927)	(438)	(996)	(2,795)	(420)	(5,670)	(13,246)
Assets held for sale	713	123	-	68	67	-	971
Disposals/impairment	-	-	-	-	-	384	384
Exchange differences	(379)	(121)	(255)	(137)	(54)	598	(348)
Ending balance, March 31, 2020	(19,548)	(5,543)	(15,041)	(14,328)	(3,693)	(4,688)	(62,841)
Net book value, March 31, 2020	$8,411	$1,142	$3,984	$2,089	$982	$12,186	$28,794

	Computer equipment	Furniture and fixtures	Premise assets	Office equipment	Leasehold improve- ments	Total
Cost:
Opening balance - April 1, 2018	$22,173	$6,861	$13,238	$15,209	$4,894	$62,375
Additions	7,468	58	707	311	114	8,658
Acquisition	-	-	4,827	773	554	6,154
Assets held for sale	(5)	(4)	-	(60)	-	(69)
Retirements	-	(309)	(192)	-	(1,078)	(1,579)
Exchange differences	340	95	146	32	312	925
Ending balance, March 31, 2019	29,976	6,701	18,726	16,265	4,796	76,464

Accumulated depreciation:
Opening balance - April 1, 2018	(13,984)	(4,995)	(10,555)	(10,776)	(3,172)	(43,482)
Depreciation charge for the year	(2,835)	(178)	(3,373)	(623)	(428)	(7,437)
Assets held for sale	2	-	-	(4)	(49)	(51)
Retirements	-	127	202	-	322	651
Exchange differences	(138)	(61)	(64)	(61)	41	(283)
Ending balance, March 31, 2019	(16,955)	(5,107)	(13,790)	(11,464)	(3,286)	(50,602)
Net book value, March 31, 2019	$13,021	$1,594	$4,936	$4,801	$1,510	$25,862